Contingencies	12 Months Ended
Dec. 31, 2024
Contingencies [Abstract]
CONTINGENCIES

19. CONTINGENCIES

We are currently involved in two lawsuits concerning our leased property. Filed on July 15, 2024, by Art Block Investors, LLC et al., in the San Diego Superior Court (the “Court”), this unlawful detainer action seeks possession of premises occupied by NewSchool and recovery of $2,255,984.44 in past rent and common area maintenance (CAM) fees. Following trial, the Court issued a Proposed Statement of Decision awarding the plaintiffs possession and damages, with attorney’s fees and costs (estimated $80,000–$100,000) to be determined. NewSchool has objected, but judgment is expected within 30 days, followed by a motion for fees. In addition, filed on September 6, 2024, in the San Diego Superior Court, Art Block Investors, LLC et al. alleges breach of contract and guaranty against NewSchool and Ambow Education Holdings Ltd., seeking $4,466,247.80, potentially offset by amounts recovered in the first lawsuit. We, as defendants, have answered and are contesting the claims; no pretrial or trial dates have been set. The Company continues to evaluate these matters. A reasonable estimate of the amount of any possible loss or range of loss cannot be made as of December 31, 2024.